Condensed Financial Information of the Parent Company (Details) - Condensed Statements of Operations and Comprehensive Loss - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Condensed Statement of Income Captions [Line Items]
(Loss)/income before income taxes	$ (716,678)	$ 1,452,333	$ 853,206
Income tax provision	63,950	(385,958)	(101,540)
Net (loss)/income	(652,728)	1,066,375	751,666
Other comprehensive loss:
Foreign currency translation difference	(15,524)	(57,722)	(31,726)
Total comprehensive (loss)/income	$ (668,252)	$ 1,008,653	$ 719,940